Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Xtrackers MSCI China A Inclusion Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers MSCI China A Inclusion Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Xtrackers MSCI China A Inclusion Equity ETF (the "fund") seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER 
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, using a "passive" or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program ("Shanghai Connect") or the Shenzhen- Hong Kong Stock Connect program ("Shenzhen Connect," and together with Shanghai Connect, "Stock Connect"). "A-Shares" are equity securities issued by companies incorporated in mainland China and are denominated in renminbi ("RMB"). Certain eligible A-Shares are traded on the Shanghai Stock Exchange ("SSE") or Shenzhen Stock Exchange ("SZSE"). The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. (the "Index Provider" or "MSCI") by applying eligibility criteria for the MSCI Global Investable Market Indexes ("GIMI"), and then excluding small-capitalization A-Shares (as determined by MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer's free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The fund intends to invest in A-Shares included in the Underlying Index primarily through Stock Connect. Stock Connect is a securities trading and clearing program with an aim to achieve mutual stock market access between the People's Republic of China ("China" or the "PRC") and Hong Kong. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and China Securities Depository and Clearing Corporation Limited ("CSDCC"). Under Stock Connect, the fund's trading of eligible A-Shares listed on the SSE or the SZSE, as applicable, would be effectuated through DBX Advisors LLC (the "Advisor"). Trading through Stock Connect is subject to a daily quota ("Daily Quota"), which limits the maximum net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading PRC listed securities and PRC investors trading Hong Kong listed securities trading through the relevant Stock Connect, and as such, buy orders for A-Shares would be rejected once the Daily Quota is exceeded (although the fund will be permitted to sell A-Shares regardless of the Daily Quota balance). The Daily Quota is not specific to the fund, but to all investors investing through the Stock Connect. From time to time, other stock exchanges in China may participate in Stock Connect, and A-Shares listed and traded on such other stock exchanges and accessible through Stock Connect may be added to the Underlying Index, as determined by MSCI. Under current regulations in China, foreign investors can also invest in the PRC's domestic securities markets through certain market-access programs. These programs include the Qualified Foreign Institutional Investor ("QFII") program and the Renminbi Qualified Foreign Institutional Investor ("RQFII") program, where investors will be required to obtain a license from the China Securities Regulatory Commission ("CSRC") in order to participate in these programs. QFII and RQFII investors will also need to register with China's State Administration of Foreign Exchange ("SAFE") to invest foreign freely convertible currencies (in the case of a QFII) and RMB (in the case of an RQFII) in the PRC for the purpose of investing in the PRC's domestic securities markets. The fund intends to invest directly in A-Shares through Stock Connect, but, in the future, may also utilize an RQFII license applied for by and granted to the Advisor and/or a subadvisor subsequently appointed for the fund. In the event the Advisor obtains an RQFII license, or appoints a subadvisor that has such license, under certain circumstances, including when the fund's ability to invest in A-Shares through Stock Connect is restricted as a result of the Daily Quota or otherwise, the Advisor and/or a subadvisor, on behalf of the fund, may invest in A-Shares and other permitted China securities listed on the SSE and SZSE through the QFII or RQFII license. Accordingly, the fund's direct investments in A-Shares will be limited in part by the Daily Quota of Stock Connect through the QFII or RQFII license. Investment companies are not currently within the types of entities that are eligible for an RQFII or QFII license. The Advisor expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Advisor expects to invest directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Advisor to acquire component securities due to limited availability or regulatory restrictions, the Advisor may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when the Advisor is using a representative sampling indexing strategy. The fund will normally invest at least 80% of its total assets in securities (including depositary receipts in respect of such securities) of issuers that comprise the Underlying Index. The fund will seek to achieve its investment objective by primarily investing directly in A-Shares. Because the fund does not satisfy the criteria to qualify as an RQFII or QFII itself, the fund intends to invest directly in A-Shares via Stock Connect and, in the future, may also utilize any QFII or RQFII license applied for by and granted to the Advisor and/or a subadvisor. While the fund intends to invest primarily and directly in A-Shares, the fund also may invest in securities of issuers not included in the Underlying Index, futures contracts, stock index futures, swap contracts and other types of derivative instruments, and other pooled investment vehicles, including exchange-traded funds ("ETFs"), whether or not managed by the Advisor, as well as foreign investment companies, that the Advisor believes will help the fund to achieve its investment objective. The remainder of the fund's assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers. As of July 31, 2020, the Underlying Index consisted of 473 securities with an average market capitalization of approximately $3.29 billion and a minimum market capitalization of approximately $613 million. Under normal circumstances, the Underlying Index is rebalanced quarterly in February, May, August and November. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule. The fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. As of July 31, 2020, a significant percentage of the Underlying Index was comprised of issuers in the financials (21.1%) and consumer staples (17.1%) sectors. The financials sector includes companies involved in banking, consumer finance, asset management and custody banks, as well as investment banking and brokerage and insurance. The consumer staples sector includes companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food, beverages and producers of non-durable household goods and personal products. To the extent that the fund tracks the Underlying Index, the fund's investment in certain sectors may change over time. While the fund is currently classified as "non-diversified" under the Investment Company Act of 1940, it may operate as or become classified as "diversified" over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances. The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based. Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	 As with any investment, you could lose all or part of your investment in the fund, and the fund's performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled "Additional Information About Fund Strategies, Underlying Index Information and Risks" and in the Statement of Additional Information ("SAI"). Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock's price, regardless of how well the company performs, or the fund's ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund's performance may be affected by the general performance of that region, capitalization or sector. Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity and increased government activity that it has caused. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in-place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Special risk considerations relating to investments in A-Shares. The Advisor's ability to achieve its investment objective by investing in the component securities of the Underlying Index is dependent on the continuous availability of A-Shares. The fund intends to invest directly in A-Shares through Stock Connect, but, in the future, may also utilize an RQFII license applied for by and granted to the Advisor and/or a subadvisor. Because the fund will not be able to invest directly in A-Shares beyond the Daily Quota to which Stock Connect is subject, the size of the fund's direct investment in A-Shares may be limited. If the Daily Quota and/or RQFII license is or becomes inadequate to meet the investment needs of the fund or if the Advisor and/or subadvisor becomes unable to maintain its RQFII status, the Advisor may seek to gain exposure to the A-Share market by investing in securities not included in the Underlying Index, futures contracts, swaps and other derivative instruments, and other pooled investment vehicles, including foreign and/or affiliated funds, that provide exposure to the A-Share market until the Daily Quota accommodates the fund's investment needs. A revocation in or elimination of the RQFII license, or constraints of the Daily Quota, may not only adversely affect the ability of the fund to invest directly in A-Shares, but also the willingness of swap counterparties to engage in swaps and the performance of pooled investment vehicles linked to the performance of A-Shares. Therefore, any such revocation or elimination of the RQFII license or the constraints of the Daily Quota may have a material adverse effect on the ability of the fund to achieve its investment objective. These risks are compounded by the fact that at present there are only a limited number of firms and counterparties that have QFII or RQFII status. In addition, an RQFII license may be revoked by Chinese regulators if, among other things, the Advisor and/or a subadvisor fails to observe SAFE and other applicable Chinese regulations, which could also lead to other adverse consequences, including the requirement that the fund dispose of its A-Shares holdings. There can be no guarantee that the fund will be able to invest in appropriate futures contracts, swaps and other derivative instruments, and the PRC government may at times restrict the ability of firms regulated in the PRC to make such instruments available. In addition, there are custody risks associated with investing through an RQFII, where, due to requirements regarding establishing a custody account in the joint names of the fund and the RQFII, the fund's assets may not be as well protected from the claims of the RQFII's creditors than if the fund had an account in its name only. If the fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to the limited availability of the Daily Quota or other investments that provide exposure to the performance of A-Shares, the fund could, among other actions, limit or suspend creations until the Advisor determines that the requisite exposure to the Underlying Index is obtainable. During the period that creations are limited or suspended, the fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the fund could change its investment objective by, for example, seeking to track an alternative index that does not include A-Shares as its component securities, or decide to liquidate the fund. On May 7, 2020, the People's Bank of China ("PBOC") and SAFE jointly issued the Regulations on Funds of Securities and Futures Investment by Foreign Institutional Investors (PBOC & SAFE Announcement [2020] No. 2) (the "Regulations") which came into effect on June 6, 2020. The Regulations supersede certain post-registration rules applicable to QFII and RQFII regimes. One of the key changes of the Regulations is the removal of quota restrictions on investment. However, as of the date of this prospectus, this is a relatively new development, and there is no guarantee that the quotas will continue to be relaxed. Risks of investing through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the fund's investments and returns. For example, trading through Stock Connect is subject to the Daily Quota, which may restrict or preclude the fund's ability to invest in A-Shares through Stock Connect ("Stock Connect A-Shares"). In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the fund. Moreover, Stock Connect A-Shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market's laws and rules applicable to investors in A-Shares. Therefore, the fund's investments in Stock Connect A-Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, while foreign investors currently are exempted from paying capital gains or value-added taxes on income and gains from investments in Stock Connect A-Shares, these PRC tax rules could be changed, which could result in unexpected tax liabilities for the fund. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in A-Shares through Stock Connect may subject the fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program's continued existence or whether future developments regarding the program may restrict or adversely affect the fund's investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the fund's investments and returns. Special risk considerations of investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of US issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients), (vii) higher rates of inflation, (viii) greater political, economic and social uncertainty, (ix) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (x) the risk of increased trade tariffs, embargoes and other trade or regulatory limitations, (xi) restrictions on foreign ownership, (xii) custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, (xiii) both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable, and (xiv) different and less stringent financial reporting standards. From time to time, and as recently as early 2020 with the coronavirus known as COVID-19, China has experienced outbreaks of infectious illnesses, and the country may be subject to other infectious illnesses, diseases or other public health emergencies in the future. Any public health emergency could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the fund's investments. A-Shares tax risk. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the fund or Underlying Fund. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by nonresident enterprises (including QFIIs and RQFIIs) from issuers resident in China. China also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China, subject to an exemption or reduction pursuant to domestic law or a double taxation agreement or arrangement. Since the respective inception of the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs, foreign investors (including the fund) investing in A-Shares through Stock Connect would be temporarily exempt from the PRC corporate income tax and value- added tax on the gains on disposal of such A-Shares. Dividends would be subject to PRC corporate income tax on a withholding basis at 10%, unless reduced under a double tax treaty with China upon application to and obtaining approval from the competent tax authority. Since November 17, 2014, the corporate income tax for QFIIs and RQFIIs, with respect to capital gains, has been temporarily lifted. The withholding tax relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the fund, while realized gains from shares in non-land-rich companies prior to November 17, 2014 were granted by treaty relief pursuant to the PRC-US Double Taxation Agreement. During 2015, revenue authorities in the PRC made arrangements for the collection of capital gains taxes for investments realized between November 17, 2009 and November 16, 2014. The fund could be subject to tax liability for any tax payments for which reserves have not been made or that were not previously withheld. The impact of any such tax liability on the fund's return could be substantial. The fund may also be liable to the Advisor or subadvisor for any tax that is imposed on the Advisor or subadvisor by the PRC with respect to the fund's investments. If the fund's direct investments in A-Shares through the Advisor's or subadvisor's RQFII license become subject to repatriation restrictions or delays, the fund may be unable to satisfy distribution requirements applicable to RICs under the Internal Revenue Code, and be subject to tax at the fund level. The current PRC tax laws and regulations and interpretations thereof may be revised or amended in the future, potentially retroactively, including with respect to the possible liability of the fund for the taxation of income and gains from investments in A-Shares through Stock Connect or obligations of an RQFII. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the fund is also uncertain. Finally, it is also unclear whether an RQFII would also be eligible for PRC Business Tax ("BT") exemption, which has been granted to QFIIs, with respect to gains derived prior to May 1, 2016. In practice, the BT has not been collected. However, the imposition of such taxes on the fund could have a material adverse effect on the fund's returns. Since May 1, 2016, RQFIIs are exempt from PRC value-added tax, which replaced the BT with respect to gains realized from the disposal of securities, including A-Shares. The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the fund and its shareholders. If the PRC begins applying tax rules regarding the taxation of income from A-Shares investments to RQFIIs and/or begins collecting capital gains taxes on such investments (whether made through Stock Connect or an RQFII), the fund or Underlying Fund could be subject to withholding tax liability in excess of the amount reserved (if any). The impact of any such tax liability on the fund's or Underlying Fund's return could be substantial. The fund will be liable to the Advisor or subadvisor for any Chinese tax that is imposed on the Advisor or subadvisor with respect to the fund's investments. As described below under "Taxes – Taxes on Distributions," the fund may elect, for US federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the fund as paid by its shareholders. Even if the fund is qualified to make that election and does so, however, your ability to claim a credit for certain Chinese taxes may be limited under general US tax principles. In addition, to the extent the fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a US tax perspective than direct investment in A-Shares and may be subject to special US federal income tax rules that could adversely affect the fund. Also the fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A-Shares. Should the Chinese government impose restrictions on the fund's ability to repatriate funds associated with direct investment in A-Shares, the fund may be unable to satisfy distribution requirements applicable to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and the fund may therefore be subject to fund-level US federal taxes. Depositary receipt risk. Depositary receipts involve similar risks to those associated with investments in securities of non-US issuers. Depositary receipts also may be less liquid than the underlying shares in their primary trading market. Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund. Currency and repatriation risk. The Underlying Index is calculated in onshore RMB (CNY), whereas the fund's reference currency is the US dollar. As a result, the fund's return may be adversely affected by currency exchange rates. Further, although offshore RMB and onshore RMB are the same currency, they trade at different rates. To the extent the fund needs to exchange offshore RMB and onshore RMB, any divergence between offshore RMB and onshore RMB may adversely impact shareholders. The value of the US dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, global energy prices, political instability and government monetary policies and the buying or selling of currencies by a country's government. In addition, the Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currencies, and strictly regulates currency exchange from RMB. There is no assurance that there will always be sufficient amounts of RMB for the fund to remain fully invested. Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that Chinese rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the Chinese rules and regulations may be applied retroactively. Any restrictions on repatriation of the fund's portfolio investments may have an adverse effect on the fund's ability to meet redemption requests. Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance. Financials sector risk. To the extent that the fund invests significantly in the financials sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.  Consumer staples sector risk. To the extent that the fund invests significantly in the consumer staples sector, the fund will be sensitive to changes in, and the fund's performance may depend to a greater extent on, the overall condition of the consumer staples sector. Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector are also affected by changes in government regulation, global economic, environmental and political events, economic conditions and the depletion of resources. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns. Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index's rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index's stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor and its affiliates do not provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider's errors will generally be borne by the fund and its shareholders. Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as certain types of derivatives or restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. If the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss. Pricing risk. If market conditions make it difficult to value some investments (including China A-Shares), the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares. Tracking error risk. The performance of the fund may diverge from that of its Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund's return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund's securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund's NAV to the extent not offset by the transaction fee payable by an "Authorized Participant" ("AP"). Market disruptions and regulatory restrictions could have an adverse effect on the fund's ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, to the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index) it may cause the fund to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other regulatory reasons. To the extent the fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities' closing prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund's ability to track the Underlying Index may be adversely affected. The performance of the fund also may diverge from that of the Underlying Index if the Advisor and/or subadvisor seek to gain exposure to A-Shares by investing in securities not included in the Underlying Index, derivative instruments, and other pooled investment vehicles because the subadvisor is unable to maintain its RQFII status, or the Stock Connect Daily Quota has been exhausted. For tax efficiency purposes, the fund may sell certain securities, and such sale may cause the fund to realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund's return may deviate significantly from the return of the Underlying Index. Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund's holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund's holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund's shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares' NAV is likely to widen. The bid/ask spread of the fund may be wider in comparison to the bid/ask spread of other ETFs, due to the Fund's exposure to A-Shares. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund's NAV. The fund's investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund. Valuation risk. Because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund's portfolio may change on days when shareholders will not be able to purchase or sell the fund's shares. Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund's or its service providers' assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund's net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund's operations. While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund's service providers could impact the ability to conduct the fund's operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants. Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund's distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled "Buying and Selling Shares"). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance. If the fund becomes classified as "diversified" over time and again becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.  Cash transactions risk. Unlike most other ETFs, the fund expects to effect its creations and redemptions principally for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. This may cause the fund to recognize gains or losses that it might not have incurred if it had made a redemption in- kind. As a result, the fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in kind. Only APs who have entered into an agreement with the fund's distributor may redeem shares from the fund directly; all other investors buy and sell shares at market prices on an exchange. Country concentration risk. To the extent that the fund invests significantly in a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the fund's performance. Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events, and securities lending in general, could trigger adverse tax consequences for the fund and its investors. For example, if the fund loans its securities, the fund and its investors may lose the ability to treat certain fund distributions associated with those securities as qualified dividend income.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	 The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of the Underlying Index and a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the fund's website at Xtrackers.com (the website does not form a part of this prospectus). Prior to June 4, 2018, the fund sought investment results that corresponded generally to the performance, before the fund's fees and expenses, of the prior underlying index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of the Underlying Index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS(%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	<table> <tr> <td valign="top" align="left" /> <td valign="top" align="left">Returns</td> <td valign="top" align="left">Period ending</td> </tr> <tr> <td valign="top" align="left">Best Quarter</td> <td valign="top" align="left">29.75%</td> <td valign="top" align="left">March 31, 2019</td> </tr> <tr> <td valign="top" align="left">Worst Quarter</td> <td valign="top" align="left">-14.03%</td> <td valign="top" align="left">March 31, 2016</td> </tr> <tr> <td valign="top" align="left">Year-to-Date</td> <td valign="top" align="left">4.80%</td> <td valign="top" align="left">June 30, 2020</td> </tr> </table>
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2019 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts ("IRAs") or employee-sponsored retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Your own actual after-tax returns will depend on your tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares of the fund in tax-deferred accounts such as individual retirement accounts (“IRAs”) or employee-sponsored retirement plans.
Xtrackers MSCI China A Inclusion Equity ETF | Xtrackers MSCI China A Inclusion Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	$ 750
2016	rr_AnnualReturn2016	(11.82%)
2017	rr_AnnualReturn2017	21.22%
2018	rr_AnnualReturn2018	(27.81%)
2019	rr_AnnualReturn2019	35.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.03%)
Xtrackers MSCI China A Inclusion Equity ETF | before tax | Xtrackers MSCI China A Inclusion Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2015
Xtrackers MSCI China A Inclusion Equity ETF | After tax on distributions | Xtrackers MSCI China A Inclusion Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Xtrackers MSCI China A Inclusion Equity ETF | After tax on distributions and sale of fund shares | Xtrackers MSCI China A Inclusion Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Xtrackers MSCI China A Inclusion Equity ETF | MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.17%
Since Inception	rr_AverageAnnualReturnSinceInception	0.94%
Xtrackers MSCI China A Inclusion Equity ETF | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%